Interest-bearing Loans and Borrowings - Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	€ 9,316	€ 7,981
Undrawn committed facilities	3,583	3,554
Within 1 year [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	618	316
Between1 and 2 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	748	498
Between 2 and 3 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	948	746
Undrawn committed facilities	15
Between 3 and 4 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	370	930
Undrawn committed facilities	50
Between 4 and 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	776	359
Undrawn committed facilities	3,500	3,554
After 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	5,856	5,127
Undrawn committed facilities	18
Total excluding amounts reclassified as held for sale [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	9,316	7,976
Undrawn committed facilities	€ 3,583	3,554
Bank overdrafts reclassified as held for sale [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings		€ 5